Document and Entity Information (USD $)	12 Months Ended
	Feb. 28, 2014	Jun. 11, 2014	Aug. 31, 2013
Document And Entity Information
Entity Registrant Name	MetaStat, Inc.
Entity Central Index Key	0001404943
Document Type	S-1
Document Period End Date	Feb. 28, 2014
Amendment Flag	false
Current Fiscal Year End Date	--02-28
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 73,451,256
Entity Common Stock, Shares Outstanding		21,469,431
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014